STATEMENT OF COMPLIANCE AND MATERIAL ACCOUNTING POLICIES - Additional Information (Details) - BRL (R$) R$ in Thousands				12 Months Ended
	Nov. 01, 2023	Jun. 20, 2023	Apr. 20, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Amount				R$ 56,904,654	R$ 52,987,216	R$ 45,659,037
Number Of Managers				three
Farmland Managed By Managers				320,000 hectares
Duartion Of Farmland Management				5 years
Size Of Farmland Restored Per Year				200 hectares
Size Of Farmland Restored				1,000 hectares
Senior Notes Due 2032 [Member]
Disclosure of detailed information about borrowings [line items]
Target rate of greenhouse gas emissions reduction per ton of useful kilometer by 2026				17.60%
Description of Estimated Interest Rate Increase for Non Compliance for Fulfilment of Environment Goals				25
Estimated Interest Rate Increase for Non Compliance for Fulfilment of Environment Goals				4.45%
Debentures Seventeenth Issue Member
Disclosure of detailed information about borrowings [line items]
Target rate of greenhouse gas emissions reduction per ton of useful kilometer by 2026				17.60%
Target rate of greenhouse gas emissions reduction per ton of useful kilometer by 2030				21.60%
Description of Estimated Interest Rate Increase for Non Compliance for Fulfilment of Environment Goals				25
Swaps Debentures
Disclosure of detailed information about borrowings [line items]
Annual interest rate				IPCA + 4.52%
Swaps Debentures | Rumo Malha Paulista S.A. [member]
Disclosure of detailed information about borrowings [line items]
Target rate of greenhouse gas emissions reduction per ton of useful kilometer by 2023				15.00%
Annual interest rate				CDI + 1.54%
Description of estimated interest rate decrease for compliance for fulfilment of environment goals				25
Nonconvertible Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate		DI plus 2.4	DI plus 2.4
Nonconvertible Debentures [Member] | Compass Gas E Energia S A [Member]
Disclosure of detailed information about borrowings [line items]
Description of Estimated Interest Rate Increase for Non Compliance for Fulfilment of Environment Goals				12.5
Annual interest rate	CDI + 1.55%			CDI+1.85%
Amount	R$ 1,736,385
Maturities	November 1, 2029 (50%) and November 1, 2030
Increase In Daily Volume Distributed Of Biomethane Under Environment Goals				50
Daily Volume Distribution Target Of Biomethane Under Environment Goals				0.25mln/m³ day
Percentage Of Leadership Position From Diversity Groups				47.00%